===============================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Mercer Investment Management, Inc.
                           (Formerly Mercer Global Investments, Inc.)
Address:                    99 High Street
                            Boston, MA 02110

13F File Number:            028-12567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                            Mark Gilbert
Title:                           Chief Compliance Officer
Phone:                           617 747 9538

Signature, Place, and Date of Signing:
/s/ Mark Gilbert, Boston, MA, October 24th, 2011

Report Type (Check only one.):

                                 [ ]       13F HOLDINGS REPORT.
                                 [X]       13F NOTICE.
                                 [ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NAME                                         13F FILE NUMBER
-----------------------------------------    -----------------
AllianceBernstein LP                         028-10562
AQR Capital Management LLC                   028-10120
Arrowstreet Capital Limited Partnership      028-10005
Atlanta Capital Management Company, LLC      028-05936
Delaware Management Business Trust           028-05267
Dodge & Cox                                  028-00400
Eaton Vance Management                       028-04139
Echo Point Investment Management, LLC        028-14149
Goldman Sachs Asset Management, LP           028-10981
J.P. Morgan Investment Management Inc.       028-11937
Lazard Asset Management LLC                  028-10469
MacKay Shields LLC                           028-00046
Massachusetts Financial Services Co.         028-04968
Neuberger Berman Management LLC              028-00595
Numeric Investors LLC                        028-11946
NWQ Investment Management Co, LLC            028-01474
O'Shaughnessy Asset Management, LLC          028-12966
Pacific Investment Management Company LLC    028-10952
River Road Asset Management, LLC             028-11487
Robeco Investment Management, Inc            028-12484
Sands Capital Management, LLC                028-05734
Systematic Financial Management, LP          028-05015
Tygh Capital Management, Inc.                028-10976
Western Asset Management Company             028-10245
Westfield Capital Management Company, LP     028-10220
William Blair & Company, LLC                 028-04871
Winslow Capital Management, Inc.             028-03676

===============================================================================